Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,550.00
Total Fee Amount	29.49
Total Offset Amount	0.00
Net Fee	$ 29.49
Offering Table N/A
Offset Table N/A	N/A